Investment Objectives and Goals - MFS Global Real Estate Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Real Estate Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.